BUSINESS ACQUISITION (Tables)	12 Months Ended
Feb. 29, 2020
Acquisitions fiscal 2020
Business Acquisition, Pro Forma Information

	For the years ended
	February 28/29
	2019	2020
	(Unaudited)	(Unaudited)

Pro forma net revenues	$2,563,413	$3,273,549
Pro forma net income / (loss) attributable to TAL Education Group	$367,041	$(110,263)
Pro forma net income / (loss) per share - basic	$1.93	$(0.56)
Pro forma net income / (loss) per share - diluted	$1.83	$(0.56)

Xhanghai Xiaoxin
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

US$

Cash consideration	$69,798
Fair value of the previously held 39.7% equity interest:
Carrying amount	2,035
Gain on remeasurement of fair value as of acquisition date	26,291

Total	$98,124

		Amortization
	US$	period

Cash and cash equivalents	$11,310
Net assets acquired, excluding cash and cash equivalents, intangible assets and related deferred tax liabilities	19,860
Intangible assets
User base	8,152	7 years
Technology	1,283	5 years
Goodwill	89,536
Deferred tax liabilities	(2,359)
Noncontrolling interests	(29,658)

Total purchase consideration	$98,124

Other acquisitions fiscal 2019
Business Acquisition, Pro Forma Information

	For the years ended
	February 28,
	2018	2019
	(Unaudited)	(Unaudited)

Pro forma net revenues	$1,725,115	$2,570,616
Pro forma net income attributable to TAL Education Group	$187,607	$357,886
Pro forma net income per share - basic	$1.07	$1.88
Pro forma net income per share - diluted	$0.98	$1.79

Other acquisitions fiscal 2018
Business Acquisition, Pro Forma Information

	For the years ended
	February 28,
	2017	2018
	(Unaudited)	(Unaudited)

Pro forma net revenues	$1,043,718	$1,715,774
Pro forma net income attributable to TAL Education Group	$115,055	$198,105
Pro forma net income per share - basic	$0.71	$1.13
Pro forma net income per share - diluted	$0.65	$1.03